Note 20 - Borrowings - Significant Borrowings as of Closing Date (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	$ 619,007	$ 822,152
Significant borrowings as of closing date [member] | Maverick Tube Corporation and Subsidiaries One [Member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	50,000
Significant borrowings as of closing date [member] | Maverick Tube Corporation and Subsidiaries Two [Member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	75,000
Significant borrowings as of closing date [member] | Tamsa Hydril and Other One [Member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	60,000
Significant borrowings as of closing date [member] | Tamsa Hydril and Other Two [Member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	80,000
Significant borrowings as of closing date [member] | Tamsa Hydril and Other Three [Member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	60,000
Significant borrowings as of closing date [member] | Saudi Steel Pipe Company [member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	$ 81,000